Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	₩ 73,459,408	₩ 77,056,549	₩ 85,003,616
Interest income	576,782	502,147	247,005
Interest expenses	(1,051,511)	(1,001,290)	(607,458)
Depreciation and amortization	(3,984,460)	(3,823,280)	(3,687,621)
Impairment loss on property, plant and equipment and others	(673,755)	(405,753)	(583,845)
Share of loss of equity-accounted investees, net	(256,458)	269,678	676,260
Income tax expense	(320,954)	(789,367)	(461,534)
Segment profits (losses)	1,005,276	1,846,059	3,585,957
Assets	103,443,735	101,486,316
Liabilities	42,000,967	41,887,716
External customers [member]
Disclosure of operating segments [line items]
Revenue	771,265	(70,648)	253,412
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	125,013,953	127,080,006	141,108,702
Interest income	662,099	577,336	280,741
Interest expenses	(1,285,679)	(1,180,096)	(715,683)
Depreciation and amortization	(4,058,664)	(3,845,492)	(3,758,804)
Impairment loss on property, plant and equipment and others	(660,275)	(409,552)	(259,316)
Share of loss of equity-accounted investees, net	(1,137,480)	(383,220)	(310,388)
Income tax expense	(294,895)	(842,059)	(2,740,420)
Assets	165,497,714	160,850,203
Liabilities	53,072,062	51,853,327
Reportable segments [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	125,013,953	127,080,006	141,108,702
Interest income	662,099	577,336	280,741
Interest expenses	(1,285,679)	(1,180,096)	(715,683)
Depreciation and amortization	(4,058,664)	(3,845,492)	(3,758,804)
Impairment loss on property, plant and equipment and others	(660,275)	(409,552)	(259,316)
Share of loss of equity-accounted investees, net	(1,137,480)	(383,220)	(310,388)
Income tax expense	(294,895)	(842,059)	(2,740,420)
Segment profits (losses)	2,099,066	2,911,247	1,690,991
Assets	165,497,714	160,850,203	155,401,722
Investment in subsidiaries, associates and joint ventures	55,514,284	53,915,345	51,555,814
Acquisition of non-currentassets	9,761,879	7,516,879	5,630,768
Liabilities	53,072,062	51,853,327	50,114,430
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenue	72,688,143	77,127,197	84,750,204
Reportable segments [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	72,688,143	77,127,197	84,750,204
Reportable segments [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	52,325,810	49,952,809	56,358,498
Reportable segments [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	33,365,079	31,891,492	36,605,360
Reportable segments [member] | Steel [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	62,200,920	63,538,698	70,649,647
Interest income	279,469	281,530	141,047
Interest expenses	(699,586)	(718,937)	(446,058)
Depreciation and amortization	(3,166,418)	(3,044,565)	(3,036,041)
Impairment loss on property, plant and equipment and others	(273,160)	(305,437)	(234,904)
Share of loss of equity-accounted investees, net	(321,718)	(182,668)	(6,239)
Income tax expense	(306,337)	(595,457)	(565,353)
Segment profits (losses)	691,477	1,241,211	1,711,940
Assets	66,585,437	66,224,069	66,143,103
Investment in subsidiaries, associates and joint ventures	4,339,321	3,855,038	2,659,443
Acquisition of non-currentassets	3,589,327	3,748,163	3,287,878
Liabilities	24,375,388	24,154,043	25,111,665
Reportable segments [member] | Steel [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	39,104,095	40,393,273	44,546,966
Reportable segments [member] | Steel [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	23,096,825	23,145,425	26,102,681
Reportable segments [member] | Steel [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	15,038,824	15,293,780	18,226,727
Reportable segments [member] | Infrastructure Trading [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	42,903,253	42,943,752	53,195,724
Interest income	72,208	66,398	51,869
Interest expenses	(308,671)	(284,056)	(202,000)
Depreciation and amortization	(492,626)	(508,161)	(495,524)
Impairment loss on property, plant and equipment and others	(36,161)	(9,826)	(23,096)
Share of loss of equity-accounted investees, net	(142,090)	(37,368)	(38,093)
Income tax expense	(189,573)	(239,164)	(249,395)
Segment profits (losses)	536,684	723,929	716,204
Assets	21,012,507	19,650,557	20,014,447
Investment in subsidiaries, associates and joint ventures	3,080,324	2,933,140	2,771,602
Acquisition of non-currentassets	916,654	553,955	700,425
Liabilities	12,152,036	11,842,508	12,736,310
Reportable segments [member] | Infrastructure Trading [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	22,803,773	24,033,506	29,517,938
Reportable segments [member] | Infrastructure Trading [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	20,099,480	18,910,246	23,677,786
Reportable segments [member] | Infrastructure Trading [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	9,427,415	8,906,571	11,148,030
Reportable segments [member] | Infrastructure Construction [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	9,829,578	10,267,503	8,885,491
Interest income	158,867	100,682	68,774
Interest expenses	(146,885)	(105,102)	(44,309)
Depreciation and amortization	(77,355)	(66,854)	(64,813)
Impairment loss on property, plant and equipment and others	(8,420)	(28,031)	(32)
Share of loss of equity-accounted investees, net	(111,476)	13,632	(2,792)
Income tax expense	(18,387)	(95,364)	(92,715)
Segment profits (losses)	(194,292)	183,453	137,911
Assets	9,270,877	9,631,691	8,878,530
Investment in subsidiaries, associates and joint ventures	276,994	481,672	565,873
Acquisition of non-currentassets	29,033	119,438	53,708
Liabilities	5,627,404	5,589,827	4,937,907
Reportable segments [member] | Infrastructure Construction [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	7,473,006	8,301,130	7,667,696
Reportable segments [member] | Infrastructure Construction [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	2,356,572	1,966,373	1,217,795
Reportable segments [member] | Infrastructure Construction [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	2,233,541	1,864,723	1,074,088
Reportable segments [member] | Infrastructure Logistics and Others [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	4,139,201	3,945,953	3,819,544
Interest income	18,902	15,837	9,662
Interest expenses	(12,169)	(14,091)	(11,462)
Depreciation and amortization	(61,578)	(54,219)	(47,199)
Impairment loss on property, plant and equipment and others	(10,518)	0	(231)
Share of loss of equity-accounted investees, net	0	0	0
Income tax expense	(46,996)	(39,250)	(33,350)
Segment profits (losses)	104,022	170,959	103,155
Assets	2,592,169	2,476,842	2,291,983
Investment in subsidiaries, associates and joint ventures	12,165	9,999	6,809
Acquisition of non-currentassets	252,499	137,237	48,195
Liabilities	1,003,673	993,071	1,044,261
Reportable segments [member] | Infrastructure Logistics and Others [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	421,742	470,613	436,479
Reportable segments [member] | Infrastructure Logistics and Others [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	3,717,459	3,475,340	3,383,065
Reportable segments [member] | Infrastructure Logistics and Others [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	3,694,427	3,431,594	3,414,385
Reportable segments [member] | Secondary Battery Materials | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	3,829,851	4,821,886	3,388,760
Interest income	47,525	39,339	22,708
Interest expenses	(117,040)	(57,638)	(11,770)
Depreciation and amortization	(240,723)	(155,567)	(94,416)
Impairment loss on property, plant and equipment and others	(331,717)	(55,601)	(1,053)
Share of loss of equity-accounted investees, net	(170,122)	(67,248)	0
Income tax expense	203,475	13,281	(14,120)
Segment profits (losses)	(634,860)	(235,603)	109,209
Assets	15,090,058	10,909,515	6,652,469
Investment in subsidiaries, associates and joint ventures	2,397,830	1,550,524	600,277
Acquisition of non-currentassets	4,717,540	2,795,447	1,169,725
Liabilities	7,347,647	4,972,568	2,127,424
Reportable segments [member] | Secondary Battery Materials | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	2,812,549	3,816,042	2,451,785
Reportable segments [member] | Secondary Battery Materials | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	1,017,302	1,005,844	936,975
Reportable segments [member] | Secondary Battery Materials | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	959,313	972,511	923,552
Reportable segments [member] | Other reportable segment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	2,111,150	1,562,214	1,169,536
Interest income	85,128	73,550	(13,319)
Interest expenses	(1,328)	(272)	(84)
Depreciation and amortization	(19,964)	(16,126)	(20,811)
Impairment loss on property, plant and equipment and others	(299)	(10,657)	0
Share of loss of equity-accounted investees, net	(392,074)	(109,568)	(263,264)
Income tax expense	62,923	113,895	(1,785,487)
Segment profits (losses)	1,596,035	827,298	(1,087,428)
Assets	50,946,666	51,957,529	51,421,190
Investment in subsidiaries, associates and joint ventures	45,407,650	45,084,972	44,951,810
Acquisition of non-currentassets	256,826	162,639	370,837
Liabilities	2,565,914	4,301,310	4,156,863
Reportable segments [member] | Other reportable segment [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	72,978	112,633	129,340
Reportable segments [member] | Other reportable segment [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	2,038,172	1,449,581	1,040,196
Reportable segments [member] | Other reportable segment [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue	₩ 2,011,559	₩ 1,422,313	₩ 1,818,578